UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 19,691	$ 21,089
Restricted cash	1,494	1,487
Inventories	50,696	55,684
Prepaid expenses	5,223	5,277
Other current assets	448	1,359
Total current assets	107,223	107,327
Property and equipment, net	5,568	5,931
Intangible assets, net	554,683	582,863
Goodwill	334,620	334,620
Right-of-use asset, net	10,909	11,589
Other non-current assets	643	380
TOTAL ASSETS	1,013,646	1,042,710
CURRENT LIABILITIES:
Current portion of lease liabilities	2,796	2,400
Current portion of long-term debt	26,237	8,529
Other current liabilities (including related party liability of $4,901 and $5,856 as of June 30, 2024 and December 31, 2023, respectively)	23,829	23,698
Total current liabilities	72,830	62,714
Long-term debt, net	145,289	151,264
Derivative warrant liabilities	7,974	28,647
Long-term lease liabilities	14,171	15,531
Deferred income tax liabilities	12,843	15,229
Other non-current liabilities	105	52
TOTAL LIABILITIES	253,212	273,437
COMMITMENTS AND CONTINGENCIES (NOTE 15)
SHAREHOLDERS’ EQUITY:
Preferred shares, 25,000,000 shares authorized, $0.0001 par value, none issued and outstanding	0	0
Additional paid-in capital	875,522	871,527
Retained earnings	(256,836)	(246,761)
Accumulated other comprehensive loss	(90)	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	618,608	624,626
Noncontrolling interest	141,826	144,647
TOTAL SHAREHOLDERS' EQUITY	760,434	769,273
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,013,646	1,042,710
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	29,207	21,330
CURRENT LIABILITIES:
Accounts payable	19,711	28,069
Related Party
CURRENT ASSETS:
Accounts receivable, net	464	1,101
CURRENT LIABILITIES:
Accounts payable	257	18
Other current liabilities (including related party liability of $4,901 and $5,856 as of June 30, 2024 and December 31, 2023, respectively)	4,901	5,856
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	11	9
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 1	$ 2